Summary of Significant Accounting Policies Balance Sheet Adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 1,097,227	$ 930,180	$ 501,837	$ 438,087
Accrued liabilities	255,146	257,554
Deferred income taxes	86,657	81,454
Retained earnings (accumulated deficit)	164,425	(23,824)
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accrued liabilities	248,979	251,082
Deferred income taxes	89,075	83,980
Retained earnings (accumulated deficit)	168,174	(19,878)
Adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,800
Accrued liabilities	6,167	6,472
Deferred income taxes	(2,418)	(2,526)
Retained earnings (accumulated deficit)	$ (3,749)	$ (3,946)